Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Prepaid expenses	$ 524	$ 476
Insurance claims	22	14
Other	342	167
Total	$ 888	$ 657